18. Restatement (Details - Balance Sheet) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 144,971			$ 158,676				$ 68,986
Accounts receivable-net	226,039			64,343				63,061
Inventory-net	3,079			3,078				46,928
Prepaid and other	46,393			51,111				11,631
Total current assets	420,482			277,208				190,606
Property and equipment, net of accumulated depreciation of $1,030,232 and $838,736, respectively	279,854			328,295				491,474
Land	603,000			603,000				603,000
Intangible assets, net				0				15,561
Deposits	19,600			24,600				16,600
Due from related party								1,820
Total assets	5,461,043			3,332,941				1,319,061
Current liabilities
Accounts payable								206,739
Accrued expenses								245,446
Accrued expenses - related parties	1,137,000			747,000				495,250
Interest payable	513,213			366,297				312,192
Accrued payroll taxes				9,865				2,047
Due to officers and shareholders	175,266			137,816				77,640
Line of credit	0			1,999				15,498
Common stock to be issued	500			500				500
Series H preferred shares to be issued								0
Notes payable, unrelated party	597,629			190,571				215,979
Notes payable - related party	296,916			214,495				144,189
Convertible notes payable, net of debt discounts of $348,307 and $21,833, respectively	648,866			785,788				616,381
Convertible notes payable - related party	0			0				165,000
Derivative Liability	7,351,185			1,870,625				2,236,656
Income Tax payable								15,865
Total current liabilities	14,094,358			7,139,168				4,749,382
Total liabilities	14,468,530			8,179,168				4,749,382
Shareholders' (deficit)
Preferred Stock Value								8,849
Common stock; 500,000,000 shares authorized with $0.001 par value; 64,414,091 and 25,223,578 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	524,347			603				45
Additional paid-in capital	54,654,595			50,220,067				45,674,137
Accumulated deficit	(64,511,706)			(55,378,603)				(49,113,352)
Total shareholders' deficiency	(9,007,487)	$ (8,205,750)	$ (9,022,580)	(4,846,226)	$ (5,340,742)	$ (3,746,721)	$ (3,312,890)	(3,430,321)	$ (1,599,297)
Total liabilities and shareholders' deficiency	$ 5,461,043			$ 3,332,941				1,319,061
Scenario, Previously Reported [Member]
Current assets
Cash								68,986
Accounts receivable-net								63,061
Inventory-net								46,928
Prepaid and other								11,631
Total current assets								190,606
Property and equipment, net of accumulated depreciation of $1,030,232 and $838,736, respectively								491,473
Land								603,000
Intangible assets, net								15,561
Deposits								6,660
Due from related party								1,820
Total assets								1,309,061
Current liabilities
Accounts payable								193,239
Accrued expenses								291,826
Accrued expenses - related parties								472,750
Interest payable								312,192
Accrued payroll taxes								2,047
Due to officers and shareholders								77,640
Line of credit								15,498
Common stock to be issued								500
Series H preferred shares to be issued								0
Notes payable, unrelated party								215,979
Notes payable - related party								120,128
Convertible notes payable, net of debt discounts of $348,307 and $21,833, respectively								598,339
Convertible notes payable - related party								165,000
Derivative Liability								2,419,337
Income Tax payable								15,865
Total current liabilities								4,900,340
Total liabilities								4,900,340
Shareholders' (deficit)
Preferred Stock Value								8,849
Common stock; 500,000,000 shares authorized with $0.001 par value; 64,414,091 and 25,223,578 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively								66,031
Additional paid-in capital								46,795,517
Accumulated deficit								(50,461,676)
Total shareholders' deficiency								(3,591,279)
Total liabilities and shareholders' deficiency								1,309,061
Adjustment [Member]
Current assets
Cash								0
Accounts receivable-net								0
Inventory-net								0
Prepaid and other								0
Total current assets								0
Property and equipment, net of accumulated depreciation of $1,030,232 and $838,736, respectively								1
Land								0
Intangible assets, net								0
Deposits								10,000
Due from related party								0
Total assets								10,000
Current liabilities
Accounts payable								13,500
Accrued expenses								(46,380)
Accrued expenses - related parties								22,500
Interest payable								0
Accrued payroll taxes								0
Due to officers and shareholders								0
Line of credit								0
Common stock to be issued								0
Series H preferred shares to be issued								0
Notes payable, unrelated party								0
Notes payable - related party								24,061
Convertible notes payable, net of debt discounts of $348,307 and $21,833, respectively								18,042
Convertible notes payable - related party								0
Derivative Liability								(182,680)
Income Tax payable								0
Total current liabilities								(150,958)
Total liabilities								(150,958)
Shareholders' (deficit)
Preferred Stock Value								0
Common stock; 500,000,000 shares authorized with $0.001 par value; 64,414,091 and 25,223,578 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively								0
Additional paid-in capital								(1,187,366)
Accumulated deficit								1,348,324
Total shareholders' deficiency								160,958
Total liabilities and shareholders' deficiency								$ 10,000